31. Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net operating revenue	R$ 51,253	R$ 28,838	R$ 26,490
Gross profit	13,749	7,613	7,444
Depreciation and amortization	(1,804)	(1,028)	(892)
Operating income	2,531	501	957
Net financial expenses	(728)	(871)	(902)
Profit(loss) before income tax and social contribution	1,901	(368)	83
Share of profit of associates	98	2	28
Income tax and social contribution	(662)	95	41
Net income (loss) for continuing operations	1,239	(273)	124
Net income (loss) from discontinued operations	1,087	1,109	1,160
Net income (loss) of year end	2,326	836	1,284
Current assets	17,857	19,968	40,518
Non-current assets	35,654	38,507	21,139
Current liabilities	18,699	23,135	37,256
Non-current liabilities	18,005	21,792	11,242
Shareholders' equity	16,807	13,548	13,159
Retail [member]
Disclosure of operating segments [line items]
Net operating revenue	29,170	26,654	26,490
Gross profit	8,219	7,005	7,444
Depreciation and amortization	(1,069)	(967)	(892)
Operating income	2,016	467	957
Net financial expenses	(386)	(815)	(902)
Profit(loss) before income tax and social contribution	1,748	(241)	134
Share of profit of associates	118	107	79
Income tax and social contribution	(559)	121	41
Net income (loss) for continuing operations	1,189	(120)	175
Net income (loss) from discontinued operations	85	312	(73)
Net income (loss) of year end	1,274	192	102
Current assets	9,747	8,002	7,529
Non-current assets	16,672	15,568	15,138
Current liabilities	8,789	11,557	8,358
Non-current liabilities	14,390	9,810	9,834
Shareholders' equity	3,240	2,203	4,475
Exito group [member]
Disclosure of operating segments [line items]
Net operating revenue	22,034	2,151
Gross profit	5,508	609
Depreciation and amortization	(729)	(60)
Operating income	652	90
Net financial expenses	(340)	(57)
Profit(loss) before income tax and social contribution	339	27
Share of profit of associates	27	(6)
Income tax and social contribution	(110)	(28)
Net income (loss) for continuing operations	229	(1)
Net income (loss) from discontinued operations	(1)
Net income (loss) of year end	228	(1)
Current assets	8,015	6,664
Non-current assets	18,930	15,438
Current liabilities	9,729	7,252
Non-current liabilities	3,620	9,686
Shareholders' equity	13,596	5,164
Others Business [member]
Disclosure of operating segments [line items]
Net operating revenue	49	33
Gross profit	22	(1)
Depreciation and amortization	(6)	(1)
Operating income	(137)	(56)
Net financial expenses	(2)	1
Profit(loss) before income tax and social contribution	(186)	(154)	(51)
Share of profit of associates	(47)	(99)	(51)
Income tax and social contribution	7	2
Net income (loss) for continuing operations	(179)	(152)	(51)
Net income (loss) from discontinued operations
Net income (loss) of year end	(179)	(152)	(51)
Current assets	95	10
Non-current assets	52	26
Current liabilities	181	9
Non-current liabilities	(5)	1
Shareholders' equity	(29)	26
Discontinued operations [member]
Disclosure of operating segments [line items]
Net operating revenue
Net income (loss) for continuing operations
Net income (loss) from discontinued operations	1,003	797	1,233
Net income (loss) of year end	1,003	797	1,233
Current assets		5,292	28,813
Non-current assets		7,475
Current liabilities		4,317	23,602
Non-current liabilities		2,295
Shareholders' equity		R$ 6,155	R$ 5,211